Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (2)	$ 2
Purchased for cancellation		$ (727)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	496	233
Purchased for cancellation, shares		(6,993)
Increase (decrease) in number of ordinary shares issued, shares	496	(6,760)
Issued in connection with share-based compensation plans	$ 36	$ 18
Purchased for cancellation		(86)
Increase (decrease) in equity	$ 36	$ (68)